Investment Objectives and Goals	Apr. 28, 2025
Partners Fund Summary
Prospectus [Line Items]
Risk/Return [Heading]	Partners Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Longleaf Partners Fund seeks long-term capital growth.
Small-Cap Fund Summary
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Longleaf Partners Small-Cap Fund seeks long-term capital growth.
International Fund Summary
Prospectus [Line Items]
Risk/Return [Heading]	International Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Longleaf Partners International Fund seeks long-term capital growth.
Global Fund Summary
Prospectus [Line Items]
Risk/Return [Heading]	Global Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Longleaf Partners Global Fund seeks long-term capital growth.